Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Shareholders' Equity
Shareholders' Equity
Preferred Stock
In September 2018, we issued 500,000 depositary shares, each representing 1/100th ownership interest in a share of our fixed-to-floating rate non-cumulative perpetual preferred stock, Series H, without par value per share, with a liquidation preference of $100,000 per share (equivalent to $1,000 per depositary share), in a public offering. The aggregate proceeds, net of underwriting discounts, commissions and other issuance costs, were approximately $500 million, and were used to fund a portion of our acquisition of Charles River Development on October 1, 2018. Dividends on the Series H Preferred stock are paid semi-annually and commenced on December 15, 2018, with the first dividend paid on a pro-rata basis.
The following table summarizes selected terms of each of the series of the preferred stock issued and outstanding as of December 31, 2018:

	Issuance Date	Depositary Shares Issued	Ownership Interest Per Depositary Share	Liquidation Preference Per Share	Liquidation Preference Per Depositary Share	Net Proceeds of Offering (In millions)	Redemption Date(1)
Preferred Stock(2):
Series C	August 2012	20,000,000	1/4,000th	$100,000	$25	$488	September 15, 2017
Series D	February 2014	30,000,000	1/4,000th	100,000	25	742	March 15, 2024
Series E	November 2014	30,000,000	1/4,000th	100,000	25	728	December 15, 2019
Series F	May 2015	750,000	1/100th	100,000	1,000	742	September 15, 2020
Series G	April 2016	20,000,000	1/4,000th	100,000	25	493	March 15, 2026
Series H	September 2018	500,000	1/100th	100,000	1,000	494	December 15, 2023

(1) On the redemption date, or any dividend declaration date thereafter, the preferred stock and corresponding depositary shares may be redeemed by us, in whole or in part, at the liquidation price per share and liquidation price per depositary share plus any declared and unpaid dividends, without accumulation of any undeclared dividends.
(2) The preferred stock and corresponding depositary shares may be redeemed at our option in whole, but not in part, prior to the redemption date upon the occurrence of a regulatory capital treatment event, as defined in the certificate of designation, at a redemption price equal to the liquidation price per share and liquidation price per depositary share plus any declared and unpaid dividends, without accumulation of any undeclared dividends.
The following table presents the dividends declared for each of the series of preferred stock issued and outstanding for the periods indicated:

	Years Ended December 31,
	2018			2017
	Dividends Declared per Share	Dividends Declared per Depositary Share	Total (In millions)	Dividends Declared per Share	Dividends Declared per Depositary Share	Total (In millions)
Preferred Stock:
Series C	$5,250	$1.32	$26	$5,250	$1.32	$26
Series D	5,900	1.48	44	5,900	1.48	44
Series E	6,000	1.52	45	6,000	1.52	45
Series F	5,250	52.50	40	5,250	52.50	40
Series G	5,352	1.32	27	5,352	1.32	27
Series H	1,219	12.18	6	—	—	—
Total			$188			$182

In January 2019, we declared dividends on our Series C, D, E, F and G preferred stock of approximately $1,313, $1,475, $1,500, $2,625 and $1,338, respectively, per share, or approximately $0.33, $0.37, $0.38, $26.25 and $0.33, respectively, per depositary share. These dividends total approximately $6 million, $11 million, $11 million, $20 million and $7 million on our Series C, D, E, F and G preferred stock, respectively, which will be paid in March 2019.
Common Stock
In July 2018, we completed a public offering of approximately 13.24 million shares of our common stock. The offering price was $86.93 per share and net proceeds totaled approximately $1.15 billion, which were used to fund a portion of our acquisition of Charles River Development on October 1, 2018.
In June 2017, our Board approved a common stock purchase program authorizing the purchase of up to $1.4 billion of our common stock through June 30, 2018 (the 2017 Program). In June 2018, our Board approved a common stock purchase program authorizing the purchase of up to $1.2 billion of our common stock through June 30, 2019 (the 2018 Program). We did not repurchase any common stock during either the second quarter of 2018 under the 2017 Program or the third and fourth quarters of 2018 under the 2018 Program. The table below presents the activity under our common stock purchase program during the period indicated:

	Year Ended December 31, 2018(1)
	Shares Acquired (In millions)	Average Cost per Share	Total Acquired (In millions)
2017 Program	3.3	$105.31	$350

(1) During the year ended December 31, 2018, there were no shares repurchased under the 2018 Program.
The table below presents the dividends declared on common stock for the periods indicated:

	Years Ended December 31,
	2018		2017
	Dividends Declared per Share	Total (In millions)	Dividends Declared per Share	Total (In millions)
Common Stock	$1.78	$665	$1.60	$596

Accumulated Other Comprehensive Income (Loss)
The following table presents the after-tax components of AOCI as of the dates indicated:

	Years Ended December 31,
(In millions)	2018	2017	2016
Net unrealized (losses) gains on cash flow hedges	$(89)	$(56)	$229
Net unrealized (losses) gains on available-for-sale securities portfolio	(193)	148	(225)
Net unrealized gains related to reclassified available-for-sale securities	58	19	25
Net unrealized (losses) gains on available-for-sale securities	(135)	167	(200)
Net unrealized (losses) on available-for-sale securities designated in fair value hedges	(40)	(64)	(86)
Net unrealized gains (losses) on hedges of net investments in non-U.S. subsidiaries	16	(65)	95
Other-than-temporary impairment on held-to-maturity securities related to factors other than credit	(2)	(6)	(9)
Net unrealized (losses) on retirement plans	(143)	(170)	(194)
Foreign currency translation	(963)	(815)	(1,875)
Total	$(1,356)	$(1,009)	$(2,040)

The following table presents changes in AOCI by component, net of related taxes, for the periods indicated:

(In millions)	Net Unrealized Gains (Losses) on Cash Flow Hedges	Net Unrealized Gains (Losses) on Available-for-Sale Securities	Net Unrealized Gains (Losses) on Hedges of Net Investments in Non-U.S. Subsidiaries	Other-Than-Temporary Impairment on Held-to-Maturity Securities	Net Unrealized Losses on Retirement Plans	Foreign Currency Translation	Total
Balance as of December 31, 2016	$229	$(286)	$95	$(9)	$(194)	$(1,875)	$(2,040)
Other comprehensive income (loss) before reclassifications	(285)	412	(160)	3	—	1,059	1,029
Amounts reclassified into (out of) earnings	—	(23)	—	—	24	1	2
Other comprehensive income (loss)	(285)	389	(160)	3	24	1,060	1,031
Balance as of December 31, 2017	$(56)	$103	$(65)	$(6)	$(170)	$(815)	$(1,009)
Other comprehensive income (loss) before reclassifications	(33)	(285)	81	6	—	(148)	(379)
Amounts reclassified into (out of) earnings	—	7	—	(2)	27	—	32
Other comprehensive income (loss)	(33)	(278)	81	4	27	(148)	(347)
Balance as of December 31, 2018	$(89)	$(175)	$16	$(2)	$(143)	$(963)	$(1,356)

The following table presents after-tax reclassifications into earnings for the periods indicated:

	Years Ended December 31,
	2018	2017
(In millions)	Amounts Reclassified into (out of) Earnings		Affected Line Item in Consolidated Statement of Income
Available-for-sale securities:
Net realized gains (losses) from sales of available-for-sale securities, net of related taxes of ($2) and $16, respectively	$7	$(23)	Net gains (losses) from sales of available-for-sale securities
Held-to-maturity securities:
Other-than-temporary impairment on held-to-maturity securities related to factors other than credit, net of related taxes of $1 and zero, respectively	(2)	—	Losses reclassified (from) to other comprehensive income
Retirement plans:
Amortization of actuarial losses, net of related taxes of ($8) and ($8), respectively	27	24	Compensation and employee benefits expenses
Foreign currency translation:
Sales of non-U.S. entities, net of related taxes	—	1	Processing fees and other revenue
Total reclassifications into (out of) AOCI	$32	$2